SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Dec. 11, 2017 $ / shares shares	Oct. 15, 2016 $ / shares shares	May 31, 2018 USD ($)	Aug. 17, 2017 USD ($) $ / shares	Feb. 25, 2016 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 USD ($) shares yr	Dec. 31, 2016 USD ($) shares yr	Dec. 31, 2015 USD ($)	Aug. 24, 2017 shares	Jul. 17, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion of non-tradable options to purchase ordinary share					71,923,175
Reverse split					30,465
Ordinary shares, Authorized					700,000,000					700,000,000	700,000,000
Issuance of ordinary shares										10,694,820	10,000,000
Ordinary shares, Outstanding										10,694,820	10,000,000
Options granted										37,500	262,500
The weighted average remaining contractual life for the share options | yr										9.0	9.8
Share based payment compensation | $										$ 14	$ 9
Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option grant to purchase ordinary shares	37,500	37,500
Exercise price of option | $ / shares	$ 1.00	$ 1.00
2016 Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of ordinary shares														1,000,000
Investors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from issuance of ordinary shares | $			$ 2,500
First Installment [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option vested									10,000
Second Installment [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option vested								10,000
Third Installment [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option vested							10,000
Fourth Installment [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option vested						7,500
Investors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of ordinary shares													347,410
Share price | $ / shares				$ 1.5
Proceeds from issuance of ordinary shares | $				$ 1,000